Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Columbia Overseas Value Fund), Class B Shares, USD $)	0 Months Ended
Feb. 28, 2013
(Columbia Overseas Value Fund) | Class B Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 234
Expense Example, No Redemption, 3 Years	814
Expense Example, No Redemption, 5 Years	1,420
Expense Example, No Redemption, 10 Years	$ 2,877